SEGMENTS AND GEOGRAPHIC REGIONS - Total Asset Reconciliation (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting [Abstract]
Assets of continuing operations	$ 36,636	$ 38,552	$ 40,064
Assets of discontinued operations	0	0	1,291
Total Assets	$ 36,636	$ 38,552	$ 41,355